Climate change and energy transition - Additional Information 3 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) outlook $ / barrel $ / MMBTU $ / bbl	Dec. 31, 2023 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 185,219	$ 194,835
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	60,000	57,700
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 63,400	70,900
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook	3
Priceline 1 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		84,000
Priceline 1 | Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		16,000
Priceline 1 | Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		5,000
Priceline 1 | Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		12,000
Priceline 1 | Minimum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		3,000
Priceline 2 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		72,000
Priceline 2 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		84,000
Priceline 2 | Maximum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		10,000
Priceline 2 | Minimum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		8,000
Priceline 2 | Minimum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		1,000
Priceline 3 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		72,000
Priceline 3 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment		84,000
Priceline 3 | Maximum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		20,000
Priceline 3 | Maximum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		5,000
Priceline 3 | Minimum | Gas assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		15,000
Priceline 3 | Minimum | Upstream assets
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount		3,000
IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 74,000	72,000
IEA NZE50 | Integrated Gas | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(21,000)	(15,000)
IEA NZE50 | Integrated Gas | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(27,000)	(20,000)
IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
IEA NZE50 | Upstream | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(3,000)
IEA NZE50 | Upstream | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(5,000)
Shell mid-price | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Shell mid-price | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
-2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	151,000	156,000
-2 Degrees Celsius External Climate Change | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
-2 Degrees Celsius External Climate Change | Integrated Gas | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(11,000)	(12,000)
-2 Degrees Celsius External Climate Change | Integrated Gas | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(15,000)	(16,000)
-2 Degrees Celsius External Climate Change | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
-2 Degrees Celsius External Climate Change | Upstream | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	(3,000)
-2 Degrees Celsius External Climate Change | Upstream | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(5,000)
Hybrid Shell Plan + IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Hybrid Shell Plan + IEA NZE50 | Integrated Gas | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(8,000)
Hybrid Shell Plan + IEA NZE50 | Integrated Gas | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(10,000)	(10,000)
Hybrid Shell Plan + IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
Hybrid Shell Plan + IEA NZE50 | Upstream | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	0	(1,000)
Hybrid Shell Plan + IEA NZE50 | Upstream | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	$ (1,000)	$ (3,000)
2025 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	110
2025 | IHS Markit ACCS 2024 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2025 | IHS Markit ACCS 2024 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	11
2025 | Woodmac WM AET-1 5 Degree | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	64
2025 | Woodmac WM AET-1 5 Degree | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	13
2025 | Woodmac WM AET-1 5 Degree | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	14
2025 | Woodmac WM AET-1 5 Degree | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2025 | IEA NZE50 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	72
2025 | IEA NZE50 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2025 | IEA NZE50 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	11
2025 | IEA NZE50 | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / barrel	3
2026-2027 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	100
2028 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	50
2030 | Woodmac WM AET-1 5 Degree | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2030 | Woodmac WM AET-1 5 Degree | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	7
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	37
2030 | IEA NZE50 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	70
2032 | IHS Markit ACCS 2024 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2033 | IHS Markit ACCS 2024 | Priceline 1 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2035 | Woodmac WM AET-1 5 Degree | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	9
2035 | Woodmac WM AET-1 5 Degree | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2036 | Woodmac WM AET-1 5 Degree | Priceline 1 | Asia | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	10
2037 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	31
2042 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	3
2048 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	92
2050 | IHS Markit ACCS 2024 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	90
Expected gas price (USD per barrel) | $ / MMBTU	4
2050 | IHS Markit ACCS 2024 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	5
2050 | IHS Markit ACCS 2024 | Priceline 1 | Asia | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	7
2050 | Woodmac WM AET-1 5 Degree | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl	28
2050 | Woodmac WM AET-1 5 Degree | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	6
2050 | Woodmac WM AET-1 5 Degree | Priceline 1 | Asia | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	7
2050 | IEA NZE50 | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel	26
2050 | IEA NZE50 | Priceline 1 | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU	4
2050 | IEA NZE50 | Priceline 1 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / barrel	2